Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Valuation of Financial Instruments that are Marked-to-Market on Recurring Basis

The following table summarizes the valuation of our financial instruments that are marked-to-market on a recurring basis. During 2017 and 2016, there were no significant transfers of financial instruments between levels.

	Fair Value Measurements on a Recurring Basis
	December 31, 2017				December 31, 2016
(Dollars in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments:
Agency residential mortgage- backed securities	$—	$—	$—	$—	$—	$1	$—	$1
Other	—	2	—	2	—	2	—	2
Total available-for-sale investments	—	2	—	2	—	3	—	3
Derivative instruments:(1)
Interest rate swaps	—	388	4	392	—	553	12	565
Cross-currency interest rate swaps	—	—	88	88	—	—	—	—
Total derivative assets(2)	—	388	92	480	—	553	12	565
Total	$—	$390	$92	$482	$—	$556	$12	$568
Liabilities(3)
Derivative instruments(1)
Interest rate swaps	$—	$(144)	$(45)	$(189)	$—	$(150)	$(58)	$(208)
Floor Income Contracts	—	(74)	—	(74)	—	(184)	—	(184)
Cross-currency interest rate swaps	—	(44)	(410)	(454)	—	(53)	(1,243)	(1,296)
Other	—	—	(18)	(18)	—	—	(13)	(13)
Total derivative liabilities(2)	—	(262)	(473)	(735)	—	(387)	(1,314)	(1,701)
Total	$—	$(262)	$(473)	$(735)	$—	$(387)	$(1,314)	$(1,701)

(1)	Fair value of derivative instruments excludes accrued interest and the value of collateral.
(2)	See “Note 7 — Derivative Financial Instruments” for a reconciliation of gross positions without the impact of master netting agreements to the balance sheet classification.
(3)

Borrowings which are the hedged items in a fair value hedge relationship and which are adjusted for changes in value due to benchmark interest rates only are not carried at full fair value and are not reflected in this table.

Change in Balance Sheet Carrying Value Associated with Level 3 Financial Instruments Carried at Fair Value on Recurring Basis

The following tables summarize the change in balance sheet carrying value associated with level 3 financial instruments carried at fair value on a recurring basis.

	Year Ended December 31, 2017
	Derivative Instruments
(Dollars in millions)	Interest Rate Swaps	Cross Currency Interest Rate Swaps	Other	Total Derivative Instruments
Balance, beginning of period	$(46)	$(1,243)	$(13)	$(1,302)
Total gains/(losses) (realized and unrealized):
Included in earnings(1)	—	803	(15)	788
Included in other comprehensive income	—	—	—	—
Settlements	5	118	10	133
Transfers in and/or out of level 3	—	—	—	—
Balance, end of period	$(41)	$(322)	$(18)	$(381)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date(2)	$5	$795	$(5)	$795

	Year Ended December 31, 2016
	Derivative Instruments
(Dollars in millions)	Interest Rate Swaps	Cross Currency Interest Rate Swaps	Other	Total Derivative Instruments
Balance, beginning of period	$(44)	$(903)	$(2)	$(949)
Total gains/(losses) (realized and unrealized):
Included in earnings(1)	3	(428)	(14)	(439)
Included in other comprehensive income	—	—	—	—
Settlements	3	88	3	94
Transfers in and/or out of level 3(3)	(8)	—	—	(8)
Balance, end of period	$(46)	$(1,243)	$(13)	$(1,302)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date(2)	$7	$(340)	$(11)	$(344)

	Year Ended December 31, 2015
	Derivative Instruments
(Dollars in millions)	Interest Rate Swaps	Cross Currency Interest Rate Swaps	Other	Total Derivative Instruments
Balance, beginning of period	$(88)	$(117)	$(11)	$(216)
Total gains/(losses) (realized and unrealized):
Included in earnings(1)	39	(796)	6	(751)
Included in other comprehensive income	—	—	—	—
Settlements	5	10	3	18
Transfers in and/or out of level 3	—	—	—	—
Balance, end of period	$(44)	$(903)	$(2)	$(949)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date(2)	$37	$(783)	$9	$(737)

(1)	“Included in earnings” is comprised of the following amounts recorded in the specified line item in the consolidated statements of income:

Included in Earnings

	Years Ended December 31,
(Dollars in millions)	2017	2016	2015
Gains (losses) on derivative and hedging activities, net	$906	$(351)	$(741)
Interest expense	(118)	(88)	(10)
Total	$788	$(439)	$(751)

(1)	Recorded in “gains (losses) on derivative and hedging activities, net” in the consolidated statements of income.
(2)	Consumer Price Index/LIBOR basis swaps were transferred from level 3 to level 2 in the fourth quarter of 2016 due to the conclusion that these swaps now trade in an active market.

Unobservable Data Used in Recurring Valuations of Level 3

The following table presents the significant inputs that are unobservable or from inactive markets used in the recurring valuations of the level 3 financial instruments detailed above.

(Dollars in millions)	Fair Value at December 31, 2017	Valuation Technique	Input	Range (Weighted Average)
Derivatives
Prime/LIBOR basis swaps	$(41)	Discounted cash flow	Constant Prepayment Rate	6%
			Bid/ask adjustment to discount rate	.08% — .08% (.08%)
Cross-currency interest rate swaps	(322)	Discounted cash flow	Constant Prepayment Rate	4%
Other	(18)
Total	$(381)

Fair Values of Financial Assets and Liabilities, Including Derivative Financial Instruments

The following table summarizes the fair values of our financial assets and liabilities, including derivative financial instruments.

	December 31, 2017			December 31, 2016
(Dollars in millions)	Fair Value	Carrying Value	Difference	Fair Value	Carrying Value	Difference
Earning assets
FFELP Loans	$82,271	$81,703	$568	$86,626	$87,730	$(1,104)
Private Education Loans	24,421	23,419	1,002	23,191	23,340	(149)
Cash and investments(1)	5,034	5,034	—	5,203	5,203	—
Total earning assets	111,726	110,156	1,570	115,020	116,273	(1,253)
Interest-bearing liabilities
Short-term borrowings	4,783	4,771	(12)	2,346	2,334	(12)
Long-term borrowings	104,921	105,012	91	109,826	112,368	2,542
Total interest-bearing liabilities	109,704	109,783	79	112,172	114,702	2,530
Derivative financial instruments
Floor Income Contracts	(74)	(74)	—	(184)	(184)	—
Interest rate swaps	203	203	—	357	357	—
Cross-currency interest rate swaps	(366)	(366)	—	(1,296)	(1,296)	—
Other	(18)	(18)	—	(13)	(13)	—
Excess of net asset fair value over carrying value			$1,649			$1,277

(1)

“Cash and investments” includes available-for-sale investments whose cost basis is $2 million and $3 million at December 31, 2017 and 2016, respectively, versus a fair value of $2 million and $3 million at December 31, 2017 and 2016, respectively.